PROPERTY AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Less: Accumulated depreciation	$ (2,431)	$ (1,101)
Total	1,674	1,999
Computer equipment [Member]
Total	$ 4,105	$ 3,100